Vessels, net	12 Months Ended
Dec. 31, 2013
Vessels, Net [Abstract]
Vessels, net
5.	Vessels, net

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2010	$251,314	$(37,623)	$213,691
Depreciation	—	(8,664)	(8,664)
Disposal	(9,461)	7,279	(2,182)
Vessel held for sale	(76,302)	1,214	(75,088)
Vessel impairment charge	(62,414)	16,076	(46,338)
December 31, 2011	$103,137	$(21,718)	$81,419

Depreciation	—	(5,729)	(5,729)
December 31, 2012	$103,137	$(27,447)	$75,690

Depreciation	—	(5,727)	(5,727)
Reclassified to vessel held for sale	(3,466)	—	(3,466)
Vessel impairment charge	(23,978)	—	(23,978)
Reclassified to vessels, net	29,315	—	29,315
December 31, 2013	$105,008	$(33,174)	$71,834

Vessels disposed during the year ended December 31, 2011.

On May 13, 2011, the Company sold the M/V  Free Envoy  for a sale price of $4,200 and recognized a gain of $1,561 as a result of the sale. From the net proceeds of the sale, the Company paid on May 13, 2011 an amount of $3,700 constituting prepayment towards the Deutsche Bank Nederland loan facility B. According to the loan terms, all future installments have been reduced to nil until the balloon payment due in November 2012 (Note 10).

As a result of the fourth supplemental agreement, the Company entered into with Credit Suisse on July 15, 2011(Note 10), the Company committed to a plan for sale of the vessels M/V  Free Jupiter  and M/  V Free Lady.

Thus Company assessed for recoverability the carrying value of M/V  Free Jupiter  and M/V  Free Lady, including unamortized deferred dry docking costs of $177, due to their expected sale. In performing its assessment, the Company compared the carrying value of the vessels with their estimated fair value. As a result of this assessment, the Company has recognized an impairment loss of $46,515 in the consolidated statements of operations of which $15,048 relates to the M/V  Free Jupiter  and $31,467 to the M/V  Free Lady.

On November 8, 2011, the Company sold the M/V  Free Lady, for a sale price of $21,900. From the net proceeds of the sale, the Company paid on November 8, 2011 the amount of $19,800 constituting prepayment towards the Credit Suisse loan facility (Note 10).

Vessels disposed during the year ended December 31, 2012.

During the year ended December 31, 2012, there were no vessel disposals.

Vessels disposed during the year ended December 31, 2013.

During the year ended December 31, 2013, there were no vessel disposals.

As of December 31, 2013, the Company, according to the guidance under ASC 360, decided to change in the accompanying consolidated balance sheet the classification of the “held for sale” vessels (M/V  Free Hero, M/V  Free Jupiter, M/V  Free Impala  and M/V  Free Neptune) to “held and used” since the market conditions were not favorable enough for concluding their sale and recognized an impairment loss of $3,477 in the accompanying consolidated statements of operations, of which $935 relates to the M/V  Free Hero, $455 to the M/V  Free Jupiter  and $2,087 to the M/V  Free Impala. In addition, the Company, also according to the provisions of ASC 360, has classified the M/V  Free Knight, as “held for sale” in the accompanying consolidated balance sheet for the year ended December 31, 2013 at her estimated market value. Subsequent to December 31, 2013 the M/V  Free Knight  was sold (Note 17) and an impairment charge of $23,978 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2013. As of December 31, 2013, the Company performed an impairment assessment of its long-lived assets by comparing the undiscounted net operating cash flows for each vessel to its respective carrying value. The Company’s assessment concluded that for the vessels that are held and used no impairment existed as of December 31, 2013, as the vessels’ future undiscounted net operating cash flows exceeded their carrying value by $10,014. If the Company were to utilize the most recent five year historical average rates, three year historical average rates or one year historical average rates, would recognize an impairment loss of $19,685 (using the most recent five year historical average rates) and $30,340 (using the most recent three year or one year historical average rates).